SHARE BASED PAYMENTS (Schedule of Option Activities) (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Weighted average exercise price
Outstanding | $ / shares	$ 3.57	$ 3.03	$ 2.02
Granted during the year | $ / shares	0	0	57.56
Exercised during the year | $ / shares	1.42	1.41	1.5
Forfeited during the year | $ / shares	42.7	1.4	1.88
Outstanding | $ / shares	2.78	3.57	3.03
Vested and exercisable at December 31, | $ / shares	$ 2.8	$ 3.9	$ 2
Number
Outstanding | Share	849,389	1,133,886	1,708,020
Granted during the year | Share	0	0	15,000
Exercised during the year | Share	(148,318)	(278,061)	(581,240)
Forfeited during the year | Share	(21,831)	(6,436)	(7,894)
Outstanding | Share	679,240	849,389	1,133,886
Vested and exercisable at December 31, | Share	668,158	698,753	798,262